CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 169,022	$ 67,637	$ 83,364	$ 83,499	$ 20,969
Accounts receivable, net of allowances of $873 and $455 at December 31, 2019 and December 31, 2018, respectively	54,456	67,642		50,108
Contract assets, current	67,966	70,031		53,435
Deferred commissions, current	5,303	5,814	3,831	3,746	1,858
Prepaid expenses	9,032	12,768		8,508
Other current assets	1,570	3,774		2,136
Total current assets	307,349	227,666		201,432
Noncurrent assets:
Property and equipment, net	11,029	11,183		5,630
Goodwill	418,711	417,696		417,696	401,724
Intangible assets, net	186,936	187,868		207,043
Contract assets, noncurrent	17,247	15,979		14,033
Deferred commissions, noncurrent	7,801	7,856	7,104	7,287	4,496
Deferred income taxes, net	2,532	2,755		1,829
Other noncurrent assets	1,745	1,808		2,073
Total noncurrent assets	660,462	645,145		655,591
Total assets	967,811	872,811		857,023
Current liabilities:
Accounts payable	3,858	1,118		1,766
Accrued expenses and other current liabilities	9,377	9,302		7,906
Accrued compensation	11,931	18,126		18,394
Deferred revenue, current	35,168	45,446		31,493
Current portion of long-term debt		0		2,500
Total current liabilities	63,291	73,992		62,059
Noncurrent liabilities:
Deferred revenue, noncurrent	3,175	2,061		3,874
Long-term debt, net of current portion	148,826	50,941		241,051
Deferred income taxes, net	27,603	30,571		39,112
Other liabilities, noncurrent		4,775		1,822
Total noncurrent liabilities	196,495	88,348		285,859
Total liabilities	259,786	162,340		347,918
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 and 34,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; no shares issued or outstanding at December 31, 2019 or December 31, 2018
Common stock; $0.001 par value; 500,000,000 and 85,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; 79,632,500 and 65,000,816 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	80	80		65
Additional paid-in capital	721,181	718,446		515,979
Accumulated other comprehensive loss	(1,414)	(399)		(787)
Accumulated deficit	(11,822)	(7,656)		(6,152)
Total stockholders' equity	708,025	710,471	$ 505,500	509,105	$ 520,680	$ 498,761
Total liabilities and stockholders' equity	$ 967,811	$ 872,811		$ 857,023